OTHER LIABILITIES - Classification (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounts payable and other liabilities [abstract]
Liabilities to be canceled within twelve months	$ 8,800,905	$ 8,043,321
Liabilities to be canceled after twelve months	3,153,535	2,098,481
Total other liabilities	$ 11,954,440	$ 10,141,802